Other financial assets - Text Details (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other financial assets [Line Items]
Other current financial assets	€ 3	€ 11	€ 2
Non-current investments in equity instruments designated at fair value through other comprehensive income	€ 231	€ 259
12-month expected credit losses [member]
Other financial assets [Line Items]
Expected credit loss rate	1200.00%